Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Accrued expenses and other current liabilities
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2023	2024
	RMB	RMB	US$
Accrued payroll	1,077,834	7,290,249	998,760
Tax payables	4,553,304	3,758,066	514,853
Payable to suppliers	109,331,440	115,793,122	15,863,592
Payable to external service providers	26,282,851	19,447,813	2,664,339
Payable to funding partner	79,295,374	50,365,126	6,899,995
Business deposits	6,282,315	5,593,315	766,281
Others	73,012,827	59,830,173	8,196,700
	299,835,945	262,077,864	35,904,520